UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

       Salomon Brothers
       Variable Series Funds Inc



   Semi-
   Annual
   Report
   2003
   JUNE 30, 2003

..  ALL CAP FUND


                                   [GRAPHIC]

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                    Table of Contents

        LETTER FROM THE CHAIRMAN....................................  1

        SCHEDULE OF INVESTMENTS.....................................  2

        STATEMENT OF ASSETS AND LIABILITIES.........................  6

        STATEMENT OF OPERATIONS.....................................  7

        STATEMENTS OF CHANGES IN NET ASSETS.........................  8

        NOTES TO FINANCIAL STATEMENTS...............................  9

        FINANCIAL HIGHLIGHTS........................................ 13

        ADDITIONAL STOCKHOLDER INFORMATION.......................... 15

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Letter From the Chairman


[PHOTO]

R. Jay Gerken
R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 18, 2003

          Schedule of Investments
          June 30, 2003 (unaudited)



 Shares                       Security                          Value
-------------------------------------------------------------------------
COMMON STOCK -- 91.5%
Aerospace -- 2.4%
   47,600 Goodrich Corp..................................... $    999,600
   75,000 Honeywell International Inc.......................    2,013,750
   59,500 Raytheon Co.......................................    1,953,980
                                                             ------------
                                                                4,967,330
                                                             ------------
Banks -- 0.8%
   45,800 Bank One Corp.....................................    1,702,844
                                                             ------------
Biotechnology -- 1.4%
   81,100 Aphton Corp. (a)..................................      668,264
  105,000 Enzo Biochem, Inc. (a)(b).........................    2,259,600
                                                             ------------
                                                                2,927,864
                                                             ------------
Chemicals -- 2.7%
   79,600 Cabot Corp........................................    2,284,520
   66,400 The Dow Chemical Corp.............................    2,055,744
   36,900 Engelhard Corp....................................      914,013
   48,800 IMC Global Inc....................................      327,448
                                                             ------------
                                                                5,581,725
                                                             ------------
Commercial Services and Supplies -- 2.6%
   19,600 NDCHealth Corp. (b)...............................      359,660
   57,100 Sabre Holdings Corp...............................    1,407,515
  154,100 Waste Management, Inc.............................    3,712,269
                                                             ------------
                                                                5,479,444
                                                             ------------
Communications Equipment -- 5.8%
  775,000 3Com Corp. (a)....................................    3,627,000
1,185,800 Lucent Technologies Inc. (a)(b)...................    2,407,174
  300,000 Motorola, Inc.....................................    2,829,000
  187,800 Nokia Oyj.........................................    3,085,554
                                                             ------------
                                                               11,948,728
                                                             ------------
Computers and Peripherals -- 3.3%
   60,000 Electronics for Imaging, Inc. (a).................    1,217,400
  126,000 Hewlett-Packard Co................................    2,683,800
  397,000 Maxtor Corp. (a)(b)...............................    2,981,470
                                                             ------------
                                                                6,882,670
                                                             ------------
Diversified Financials -- 4.8%
   95,400 American Express Co...............................    3,988,674
   60,000 Countrywide Financial Corp........................    4,174,200
   47,000 State Street Corp.................................    1,851,800
                                                             ------------
                                                               10,014,674
                                                             ------------
Diversified Telecommunication Services -- 3.9%
   90,000 Nippon Telegraph & Telephone Corp. (b)............    1,782,000
  150,000 SBC Communications Inc............................    3,832,500
  240,440 Telefonaktiebolaget LM Ericsson (b)...............    2,555,877
                                                             ------------
                                                                8,170,377
                                                             ------------
Electronic Equipment and Instruments -- 3.0%
  139,500 Agilent Technologies, Inc. (a)....................    2,727,225
  800,000 Solectron Corp. (a)...............................    2,992,000
   18,700 Sony Corp.........................................      527,354
                                                             ------------
                                                                6,246,579
                                                             ------------


                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)



Shares                      Security                          Value
-----------------------------------------------------------------------
Energy Equipment and Services -- 1.4%
 60,900 GlobalSantaFe Corp................................ $  1,421,406
 32,200 Schlumberger Ltd..................................    1,531,754
                                                           ------------
                                                              2,953,160
                                                           ------------
Food and Drug Retailing -- 0.8%
 80,500 Safeway Inc. (a)..................................    1,647,030
                                                           ------------
Food Products -- 0.5%
 74,200 Archer-Daniels-Midland Co.........................      954,954
 10,971 Fine Host Corp. (a)(c)............................       76,797
                                                           ------------
                                                              1,031,751
                                                           ------------
Healthcare Providers and Services -- 0.8%
 55,000 IMS Health, Inc...................................      989,450
 16,000 McKesson Corp.....................................      571,840
                                                           ------------
                                                              1,561,290
                                                           ------------
Hotels, Restaurants and Leisure -- 2.0%
 61,000 Extended Stay America, Inc. (a)...................      822,890
153,100 McDonald's Corp...................................    3,377,386
                                                           ------------
                                                              4,200,276
                                                           ------------
Household Durables -- 0.2%
 60,800 Fleetwood Enterprises, Inc. (a)(b)................      449,920
                                                           ------------
Information Technology Consulting and Services -- 1.5%
250,000 Unisys Corp. (a)..................................    3,070,000
                                                           ------------
Insurance -- 7.2%
 38,400 Ambac Financial Group, Inc........................    2,544,000
 54,100 Chubb Corp........................................    3,246,000
 38,000 The Hartford Financial Services Group, Inc........    1,913,680
 34,900 MBIA, Inc.........................................    1,701,375
 50,000 MGIC Investment Corp..............................    2,332,000
 60,000 Radian Group, Inc.................................    2,199,000
 70,000 UnumProvident Corp................................      938,700
                                                           ------------
                                                             14,874,755
                                                           ------------
Internet Software and Services -- 1.2%
373,000 RealNetworks, Inc. (a)(b).........................    2,528,940
                                                           ------------
Leisure Equipment and Products -- 2.5%
 58,200 Eastman Kodak Co..................................    1,591,770
209,800 Hasbro, Inc.......................................    3,669,402
                                                           ------------
                                                              5,261,172
                                                           ------------
Machinery -- 1.6%
 20,300 Caterpillar Inc...................................    1,129,898
 22,400 Deere & Co........................................    1,023,680
 23,800 Ingersoll-Rand Co., Class A Shares................    1,126,216
                                                           ------------
                                                              3,279,794
                                                           ------------
Media -- 11.0%
279,000 AOL Time Warner Inc. (a)..........................    4,489,110
180,100 Comcast Corp., Class A Shares (a).................    5,192,283
462,900 Liberty Media Corp., Class A Shares (a)...........    5,351,124
177,900 Metro-Goldwyn-Mayer, Inc. (a)(b)..................    2,209,518
 80,200 The News Corp. Ltd., ADR (b)......................    2,427,654
166,900 The Walt Disney Co................................    3,296,275
                                                           ------------
                                                             22,965,964
                                                           ------------


                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)



Shares                      Security                          Value
-----------------------------------------------------------------------
Metals and Mining -- 2.5%
100,000 Alcoa Inc......................................... $  2,550,000
 47,000 Allegheny Technologies, Inc.......................      310,200
 37,200 Brush Engineered Materials Inc. (a)...............      310,620
 64,700 Newmont Mining Corp...............................    2,100,162
                                                           ------------
                                                              5,270,982
                                                           ------------
Multiline Retail -- 2.5%
140,500 Costco Wholesale Corp. (a)........................    5,142,300
                                                           ------------
Office Electronics -- 0.1%
 23,800 IKON Office Solutions, Inc. (b)...................      211,820
                                                           ------------
Oil and Gas -- 2.9%
 14,400 Amerada Hess Corp.................................      708,192
 42,700 Anadarko Petroleum Corp...........................    1,898,869
 47,100 ChevronTexaco Corp................................    3,400,620
                                                           ------------
                                                              6,007,681
                                                           ------------
Paper and Forest Products -- 2.2%
 58,500 Georgia Pacific Corp..............................    1,108,575
 65,600 Weyerhaeuser Co...................................    3,542,400
                                                           ------------
                                                              4,650,975
                                                           ------------
Pharmaceuticals -- 11.6%
 89,400 Abbott Laboratories...............................    3,912,144
152,100 Bristol-Myers Squibb Co...........................    4,129,515
475,000 Elan Corp. PLC, ADR (a)(b)........................    2,679,000
 42,000 Johnson & Johnson.................................    2,171,400
 30,500 Merck & Co. Inc...................................    1,846,775
116,900 Novartis AG, ADR (b)..............................    4,653,789
 76,000 Pfizer Inc........................................    2,595,400
 48,200 Wyeth.............................................    2,195,510
                                                           ------------
                                                             24,183,533
                                                           ------------
Semiconductor -- 3.5%
118,400 Intel Corp........................................    2,460,826
127,000 Lattice Semiconductor Corp. (a)(b)................    1,045,210
204,500 LSI Logic Corp. (a)...............................    1,447,860
192,800 Taiwan Semiconductor Manufacturing Co. Ltd. (a)(b)    1,943,424
 23,000 Texas Instruments Inc.............................      404,800
                                                           ------------
                                                              7,302,120
                                                           ------------
Software -- 1.5%
321,000 Micromuse Inc. (a)(b).............................    2,564,790
 57,000 Transaction System Architects, Inc. (a)...........      510,720
                                                           ------------
                                                              3,075,510
                                                           ------------
Specialty Retail -- 1.5%
 55,900 The Gap, Inc......................................    1,048,684
 64,600 The Home Depot, Inc...............................    2,139,552
                                                           ------------
                                                              3,188,236
                                                           ------------
Wireless Telecommunication Services -- 1.8%
187,800 Vodafone Group PLC, ADR (b).......................    3,690,270
                                                           ------------
        TOTAL COMMON STOCK (Cost -- $194,346,099).........  190,469,714
                                                           ------------

PREFERRED STOCK -- 1.7%
141,700 The News Corp. Ltd. ADR (Cost -- $4,008,370)......    3,549,585
                                                           ------------


                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


   Face
  Amount                        Security                          Value
---------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.8%
$14,204,000 Merrill Lynch & Co., Inc., 1.050% due 7/1/03;
             Proceeds at maturity -- $14,204,414; (Fully
             collateralized by various U.S. government and
             agency obligations, 3.500% to 11.250% due
             11/15/04 to 2/15/26; Market value --
             $14,488,080) (Cost -- $14,204,000)............... $ 14,204,000
                                                               ------------
            TOTAL INVESTMENTS -- 100.0% (Cost --
            $212,558,469*).................................... $208,223,299
                                                               ============

--------
(a)Non-income producing security.
(b)All or a portion of this security is on loan (See Note 5).
(c)Security is valued in accordance with fair valuation procedures.
 * Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt



Loaned Securities Collateral
June 30, 2003 (unaudited)


   Face
  Amount                        Security                          Value
--------------------------------------------------------------------------
$25,273,163 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $25,273,163)............ $25,273,163
                                                               ===========

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)


ASSETS:
 Investments, at value (Cost -- $212,558,469).................... $208,223,299
 Loaned securities collateral, at value (Cost -- $25,273,163)
   (Note 5)......................................................   25,273,163
 Cash............................................................          876
 Dividends and interest receivable...............................      220,879
                                                                  ------------
 Total Assets....................................................  233,718,217
                                                                  ------------
LIABILITIES:
 Payable for loaned securities collateral (Note 5)...............   25,273,163
 Management fee payable..........................................      141,150
 Administration fee payable......................................        8,347
 Accrued expenses................................................       42,922
                                                                  ------------
 Total Liabilities...............................................   25,465,582
                                                                  ------------
Total Net Assets................................................. $208,252,635
                                                                  ============
NET ASSETS:
 Par value of capital shares..................................... $     15,895
 Capital paid in excess of par value.............................  237,124,989
 Undistributed net investment income.............................      451,228
 Accumulated net realized loss from investment transactions......  (25,004,307)
 Net unrealized depreciation of investments......................   (4,335,170)
                                                                  ------------
Total Net Assets................................................. $208,252,635
                                                                  ============
Shares Outstanding:
 Class I.........................................................   15,828,508
                                                                  ============
 Class II........................................................       66,678
                                                                  ============
Net Asset Value:
 Class I.........................................................       $13.10
                                                                  ============
 Class II........................................................       $13.09
                                                                  ============



                      See Notes to Financial Statements.

          Statement of Operations

          For the Six Months Ended June 30, 2003 (unaudited)

     INVESTMENT INCOME:
       Dividends............................................. $  1,144,130
       Interest..............................................      147,971
       Less: Foreign withholding tax.........................      (27,425)
                                                              ------------
       Total Investment Income...............................    1,264,676
                                                              ------------
     EXPENSES:
       Management fee (Note 2)...............................      770,903
       Administration fee (Note 2)...........................       45,347
       Shareholder communications (Note 7)...................       21,614
       Audit and legal.......................................       19,892
       Custody...............................................       10,363
       Directors' fees.......................................        4,215
       Registration fees.....................................        1,984
       Amortization of deferred organization costs...........          811
       Shareholder servicing fees (Note 7)...................          100
       Distribution plan fees (Note 7).......................           67
       Other.................................................        4,972
                                                              ------------
       Total Expenses........................................      880,268
                                                              ------------
     Net Investment Income...................................      384,408
                                                              ------------
     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES (NOTE 3):
       Realized Loss From:
        Investment transactions..............................   (1,450,867)
        Foreign currency transactions........................       (4,590)
                                                              ------------
       Net Realized Loss.....................................   (1,455,457)
                                                              ------------
       Change in Net Unrealized Depreciation of Investments:
        Beginning of period..................................  (33,771,197)
        End of period........................................   (4,335,170)
                                                              ------------
       Decrease in Net Unrealized Depreciation...............   29,436,027
                                                              ------------
     Net Gain on Investments and Foreign Currencies..........   27,980,570
                                                              ------------
     Increase in Net Assets From Operations.................. $ 28,364,978
                                                              ============



                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002



                                                        2003          2002
                                                    ------------  ------------
 OPERATIONS:
  Net investment income............................ $    384,408  $    944,773
  Net realized loss................................   (1,455,457)  (19,790,715)
  (Increase) decrease in net unrealized
    depreciation...................................   29,436,027   (39,080,300)
                                                    ------------  ------------
  Increase (Decrease) in Net Assets From Operations   28,364,978   (57,926,242)
                                                    ------------  ------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income............................           --      (872,792)
                                                    ------------  ------------
  Decrease in Net Assets From Distributions to
    Shareholders...................................           --      (872,792)
                                                    ------------  ------------
 FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares.................   16,351,118    84,713,608
  Net asset value of shares issued for
    reinvestment of dividends......................           --       872,792
  Cost of shares reacquired........................  (12,238,318)  (31,806,887)
                                                    ------------  ------------
  Increase in Net Assets From Fund Share
    Transactions...................................    4,112,800    53,779,513
                                                    ------------  ------------
 Increase (Decrease) in Net Assets.................   32,477,778    (5,019,521)

 NET ASSETS:
  Beginning of period..............................  175,774,857   180,794,378
                                                    ------------  ------------
  End of period*................................... $208,252,635  $175,774,857
                                                    ============  ============
 * Includes undistributed net investment income of:     $451,228       $71,410
                                                    ============  ============



                      See Notes to Financial Statements.

          Notes to Financial Statements


          (unaudited)


1. Organization and Significant Accounting Policies

Salomon Brothers Variable All Cap Fund ("Fund"), formerly known as Salomon Brothers Variable Capital Fund, is a separate non-diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Small Cap Growth Fund, Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund and Salomon Brothers Variable Strategic Bond Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and each of the investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends annually and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Organization costs amounting to $31,250 were incurred with the organization of the Fund. These costs are being amortized ratably over a five-year period from commencement of operations.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.85% of its average daily net assets. This fee is calculated daily and paid monthly.

Notes to Financial Statements
(unaudited) (continued)



Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM received brokerage commissions of $1,000.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases........................................................... $21,719,120
                                                                     ===========
Sales............................................................... $19,852,420
                                                                     ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation....................................... $ 14,994,318
Gross unrealized depreciation.......................................  (19,329,488)
                                                                     ------------
Net unrealized depreciation......................................... $ (4,335,170)
                                                                     ============

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

Notes to Financial Statements
(unaudited) (continued)



5. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash and other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $24,907,602. The Fund received cash collateral amounting to $25,273,163 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $19,428.

6. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Fund was $2,332. Since the line of credit was established there have been no borrowings.

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class II shares, calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2003, total Distribution Plan fees incurred for Class II, which are accrued daily and paid monthly was $67.

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                             Class I Class II
                                             ------- --------
                  Shareholder Servicing Fees  $100      --

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                                 Class I Class II
                                                 ------- --------
              Shareholder Communication Expenses $21,608    $6

          Notes to Financial Statements
          (unaudited) (continued)


8. Distributions Paid to Shareholders by Class

                                  Six Months Ended    Year Ended
                                   June 30, 2003   December 31, 2002
                                  ---------------- -----------------
            Net Investment Income
            Class I..............           --         $(872,792)
            Class II.............           --                --
                                      --------         ---------
            Total................           --         $(872,792)
                                      ========         =========

9. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                                      Six Months Ended             Year Ended
                                       June 30, 2003*           December 31, 2002
                                  ------------------------  ------------------------
                                    Shares       Amount       Shares       Amount
                                  ----------  ------------  ----------  ------------
Class I
   Shares sold...................  1,294,419  $ 15,445,023   6,136,938  $ 84,713,608
   Shares issued on reinvestment.         --            --      78,348       872,792
   Shares reacquired............. (1,070,418)  (12,218,491) (2,583,448)  (31,806,887)
                                  ----------  ------------  ----------  ------------
   Net Increase..................    224,001  $  3,226,532   3,631,838  $ 53,779,513
                                  ==========  ============  ==========  ============
Class II
   Shares sold...................     68,146  $    906,095          --            --
   Shares reacquired.............     (1,468)      (19,827)         --            --
                                  ----------  ------------  ----------  ------------
   Net Increase..................     66,678  $    886,268          --            --
                                  ==========  ============  ==========  ============

--------
* For Class II shares transactions are for the period June 9, 2003 (inception date) to June 30, 2003.

          Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                                        Class I
                                              ------------------------------------------------------------
                                                2003(1)      2002      2001      2000     1999    1998(2)
                                              ------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $11.26      $15.10     $15.10   $13.67   $11.57  $10.00
                                              --------    --------   --------  -------  -------  ------
Income (Loss) From Operations:
 Net investment income (3)...................     0.02        0.06       0.10     0.08     0.07    0.09
 Net realized and unrealized gain (loss).....     1.82       (3.84)      0.20     2.39     2.49    1.72
                                              --------    --------   --------  -------  -------  ------
Total Income (Loss) From Operations..........     1.84       (3.78)      0.30     2.47     2.56    1.81
                                              --------    --------   --------  -------  -------  ------
Less Distributions From:
 Net investment income.......................       --       (0.06)     (0.10)   (0.08)   (0.07)  (0.09)
 Net realized gains..........................       --          --      (0.20)   (0.96)   (0.39)  (0.15)
                                              --------    --------   --------  -------  -------  ------
Total Distributions..........................       --       (0.06)     (0.30)   (1.04)   (0.46)  (0.24)
                                              --------    --------   --------  -------  -------  ------
Net Asset Value, End of Period...............   $13.10      $11.26     $15.10   $15.10   $13.67  $11.57
                                              ========    ========   ========  =======  =======  ======
Total Return (4).............................    16.34%++   (25.06)%     1.91%   18.24%   22.08%  18.12%++
Net Assets, End of Period (000s)............. $207,380    $175,775   $180,794  $68,725  $16,189  $4,290
Ratios to Average Net Assets:
 Expenses (3)(5).............................     0.97%+      0.97%      1.00%    1.00%    1.00%   1.00%+
 Net investment income.......................     0.42+       0.50       1.02     0.88     0.99    1.35+
Portfolio Turnover Rate......................       11%        128%        72%      98%     119%    116%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period February 17, 1998 (inception date) to December 31, 1998.
(3) SBAM has waived all or a portion of its management fees for each of the years ended December 31, 2001, 2000 and 1999 and the period ended December 31, 1998. In addition, SBAM has reimbursed the Fund for $13,177 and $33,776 in expenses for the year ended December 31, 1999 and the period ended December 31, 1998, respectively. If such fees were not waived and/or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratio would have been as follows:

                         Decreases to
                     Net Investment Income  Expense Ratios Without Fee
                           Per Share       Waivers and/or Reimbursements
                     --------------------- -----------------------------
        2001........         $0.00*                    1.02%
        2000........          0.02                     1.27
        1999........          0.06                     1.99
        1998........          0.15                     3.26+

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5) As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Financial Highlights
          (continued)

For the share of capital stock outstanding throughout the period ended June 30:

                                                                      Class II
                                                                      --------
                                                                      2003(1)
                                                                      --------
Net Asset Value, Beginning of Period.................................  $13.20
                                                                       ------
Loss From Operations:
 Net investment loss.................................................   (0.00)*
 Net realized and unrealized loss....................................   (0.11)
                                                                       ------
Total Loss From Operations...........................................   (0.11)
                                                                       ------
Net Asset Value, End of Period.......................................  $13.09
                                                                       ======
Total Return++.......................................................   (0.83)%
Net Assets, End of Period (000s).....................................    $873
Ratios to Average Net Assets+:
 Expenses (2)........................................................    1.25%
 Net investment loss.................................................   (0.18)
Portfolio Turnover Rate..............................................      11%

--------
(1)For the period June 9, 2003 (inception date) to June 30, 2003 (unaudited).
(2)As a result of a voluntary expense limitation, expense ratios will not exceed 1.25%.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                            Votes    Votes
                                                 Votes For Against Abstaining
                                                 --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund. 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                             Votes    Votes
                                                 Votes For  Against Abstaining
                                                 ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund......... 14,513,905    0...  894,537..
 Salomon Brothers Variable High Yield Bond Fund.  2,742,599    0...   27,282..
 Salomon Brothers Variable Investors Fund....... 20,597,476    0...  967,346..
 Salomon Brothers Variable Large Cap Growth Fund    100,000    0...   24,219..
 Salomon Brothers Variable Small Cap Growth Fund  1,802,455    0...  119,587..
 Salomon Brothers Variable Strategic Bond Fund..  7,692,372    0...  353,962..
 Salomon Brothers Variable Total Return Fund....  8,351,846    0...  112,940..

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
    Chairman, President and
    Chief Executive Officer
LEWIS E. DAIDONE
    Executive Vice President and
    Chief Administrative Officer
ALAN J. BLAKE
    Executive Vice President
JAMES E. CRAIGE, CFA
   Executive Vice President
JOHN B. CUNNINGHAM, CFA
    Executive Vice President
JOHN G. GOODE
    Executive Vice President
PETER J. HABLE
    Executive Vice President
ROGER M. LAVAN, CFA
    Executive Vice President
BETH A. SEMMEL, CFA
    Executive Vice President
PETER J. WILBY, CFA
    Executive Vice President
GEORGE J. WILLIAMSON
    Executive Vice President
ANDREW BEAGLEY
   Vice President and Chief
   Anti-Money Laundering
   Compliance Officer
FRANCES M. GUGGINO
    Controller
CHRISTINA T. SYDOR
    Secretary

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

[LOGO] SALOMON
BROTHERS
Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)    Not applicable.

         (b)    Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 29, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 29, 2003